
                          SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2007


Assets:

Investments at fair value:

    Janus Aspen Series:
       Aspen Large Cap Growth Portfolio, 7,834 shares (cost $169,409)           $   206,977

       Aspen Mid Cap Growth Portfolio, 103,879 shares (cost $2,431,181)           4,148,922

       Aspen Forty Portfolio, 3,851 shares (cost $97,148)                           158,571

       Aspen Worldwide Growth Portfolio, 1,545 shares (cost $46,698)                 54,583

       Aspen Balanced Portfolio, 6,079 shares (cost $150,980)
                                                                                    182,663

    T. Rowe Price Fixed Income Series, Inc.:

       Prime Reserve Portfolio, 291,595 shares (cost $291,595)                      291,595

       Limited Term Bond Portfolio, 27,054 shares (cost $135,103)                   133,645

    T. Rowe Price Equity Series, Inc.:

       Equity Income Portfolio, 11,814 shares (cost $276,576)                       279,883

       Personal Strategy Balanced Portfolio, 121,959 shares (cost $2,001,679)     2,280,625

    T. Rowe Price International Series, Inc.:

       International Stock Portfolio, 7,872 shares (cost $131,657)                   139,417
                                                                                 --------------
                                                                                 --------------

Total Assets                                                                    $     7,876,881

Total Liabilities                                                                             -
                                                                                 --------------
Net Assets                                                                      $     7,876,881
                                                                                 ==============

         See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                            STATEMENTS OF OPERATIONS



                                                    For the Year ended December 31, 2007
                                              ----------------------------------------------
                                               Janus Aspen        Janus Aspen
                                                Large Cap           Mid Cap     Janus Aspen
                                                 Growth*             Growth     Forty**
                                              ----------          ------------  ---------
Investment Income:
  Dividends                                   $    1,507          $      8,634  $     480

Expenses:
  Mortality and expense risk charges               2,187                42,428      1,410
                                              ----------          ------------  ---------
Net investment income
(loss)                                             (680)              (33,794)       (930)
                                              ----------          ------------  ---------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)            16,111               367,731      9,494

  Capital gain distributions received                 -                 21,549          -
                                              ----------          ------------  ---------

  Realized gain (loss) on investments and
    capital gain distributions, net               16,111               389,280      9,494

Unrealized appreciation (depreciation), net       12,085               391,365     32,785

                                              ----------          ------------  ---------
Net increase in net assets from operations    $   27,516          $    746,851  $  41,349
                                              ==============      ============= =========

                                              For the Year ended December 31, 2007
                                              ---------------------------------------
                                              Janus Aspen
                                              Worldwide            Janus Aspen
                                              Growth               Balanced
                                              --------------      ------------

Investment Income:
  Dividends                                   $      444          $      4,518

Expenses:
  Mortality and expense risk charges                 614                 1,820
                                              ----------          ------------
 Net investment income
(loss)                                              (170)                2,698
                                              ----------          ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)             5,145                 6,939

  Capital gain distributions received
                                                       -                     -
                                              ----------          ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                5,145                 6,939

Unrealized appreciation (depreciation), net          399                 5,627
                                              ----------          ------------

Net increase in net assets from operations    $    5,374         $      15,264
                                              ==========          ============


See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                            STATEMENTS OF OPERATIONS



                                                  For the Year ended December 31, 2007
                                              -----------------------------------------------
                                                T. Rowe              T. Rowe       T.Rowe
                                                Price                Price         Price
                                                Prime                Limited       Equity
                                                Reserve             Term Bond     Income
                                              ----------          -----------   -------------
 Investment Income:
  Dividends                                   $   11,945          $      6,051  $   6,019

Expenses:
  Mortality and expense risk charges               2,636                 1,478      3,763
                                              ----------          ------------  ---------
Net investment income
(loss)                                             9,309                 4,573      2,256
                                              ----------           -----------  ---------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)
                                                       -                (1,111)    28,259
  Capital gain distributions received
                                                       -                   -       19,317
                                              ----------          ------------  ---------
  Realized gain (loss) on investments and
    capital gain distributions, net                    -                (1,111)    47,576

Unrealized appreciation (depreciation), net                              2,400
                                                       -                          (40,313)
                                              ----------          ------------  ----------

Net increase in net assets from operations    $    9,309          $    5,862    $   9,519
                                              ==========          ===========   =========


                                              For the Year ended December 31, 2007
                                              --------------------------------------
                                                  T.Rowe
                                                  Price           T. Rowe
                                                  Personal        Price
                                                  Strategy        International
                                                  Balanced        Stock
                                              --------------      -------------
Investment Income:
  Dividends                                   $   49,542          $     1,921

Expenses:
  Mortality and expense risk charges              23,866                1,160
                                              ----------        -------------
                                              ----------        -------------
Net investment income
(loss)                                            25,676                  761
                                              ----------        -------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)            68,941                4,043

  Capital gain distributions received            208,554               15,432
                                              ----------        -------------
  Realized gain (loss) on investments and
    capital gain distributions, net              277,495               19,475

Unrealized appreciation (depreciation), net     (160,837)             (7,429)
                                              ----------        -------------
Net increase in net assets from operations    $  142,334          $    12,807
                                              ==========          ===========
                                              ==========          ===========

See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                            For the Years ended December 31,
                                                   --------------------------------------------------------------------------------

                                                   Janus Aspen           Janus Aspen
                                                   Large Cap             Mid Cap                Janus Aspen
                                                   Growth*               Growth                 Forty**
                                                   --------- ---------   ---------- ----------  ---------   ----------
                                                    2007       2006       2007         2006         2007       2006
                                                   --------- ---------   ---------- ----------  ---------   ----------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                     $    (680)$  (1,138)  $  (33,794)$  (37,315) $    (930)  $    (869)

  Realized gains (losses) on investments              16,111     7,443      389,280    225,918      9,494      15,714

  Unrealized appreciation (depreciation), net         12,085    13,316      391,365    233,197     32,785      (5,977)
                                                   --------- ---------   ---------- ----------  ---------   ----------

Net increase in net assets from operations            27,516    19,621      746,851    421,800     41,349       8,868
                                                   --------- ---------   ---------- ----------  ---------   ----------
 Contract transactions:
  Purchase payments                                   29,736    30,148      362,498    366,581     11,970      13,732

  Transfers between subaccounts, net                  (8,168)   29,590      (62,912)   (75,888)     3,297       1,126

  Withdrawals and surrenders                         (28,292)  (31,796)    (276,991)  (241,800)    (3,654)    (32,618)

  Monthly deductions                                 (14,468)  (15,212)    (304,973)  (301,735)    (6,929)     (7,298)

  Policy loans                                        (6,303)   (1,988)     (21,776)   (23,212)    (5,075)     (1,780)

  Death benefits                                           -         -      (14,302)         -          -           -
                                                   --------- ---------   ---------- ----------  ---------   ----------
Net increase (decrease) in net assets
  derived from contract transactions                 (27,495)   10,742     (318,456)  (276,054)      (391)    (26,838)
                                                   --------- ---------   ---------- ----------  ---------   ----------
Total increase (decrease) in net assets                   21    30,363      428,395    145,746     40,958     (17,970)

Net assets at beginning of year                      206,956   176,593    3,720,527  3,574,781    117,613     135,583
                                                   --------- ---------   ---------- ----------  ---------    ---------

Net assets at end of year                          $ 206,977 $ 206,956   $4,148,922 $3,720,527  $ 158,571   $ 117,613
                                                   ========= =========   ========== ==========  =========   ==========


                                                       For the Years ended December 31,
                                                   ----------------------------------------------------
                                                   Janus Aspen            Janus
                                                   Worldwide              Aspen
                                                   Growth                 Balanced
                                                   ---------  --------   ----------   --------------
                                                    2007         2006       2007             2006
                                                   ---------  --------    ---------    --------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                     $    (170) $    442   $    2,698 $   1,775

  Realized gains (losses) on investments
                                                       5,145     5,500        6,939      8,335

  Unrealized appreciation (depreciation), net
                                                         399     2,216        5,627      4,093
                                                   ---------  --------   ---------- ----------
Net increase in net assets from operations
                                                       5,374     8,158       15,264     14,203
                                                   ---------  --------   ---------- ----------
Contract transactions:

  Purchase payments                                    3,275     5,090       19,718     20,891

  Transfers between subaccounts, net
                                                       5,580    29,590        7,442        -

  Withdrawals and surrenders
                                                     (11,817)  (17,079)      (4,883)   (21,872)

  Monthly deductions
                                                      (4,783)   (5,366)     (10,679)   (10,863)

  Policy loans
                                                      (1,728)   (2,195)      (1,814)      (229)

  Death benefits
                                                           -         -            -          -
                                                   ---------  --------   ---------- ----------
Net increase (decrease) in net assets
   derived from contract transactions                 (9,473)   10,040        9,784    (12,073)
                                                   ---------  --------   ---------- ----------
Total increase (decrease) in net assets              (4,099)    18,198       25,048     2,130

Net assets at beginning of year                      58,682     40,484      157,615    155,485
                                                   ---------  --------   ---------- ----------

Net assets at end of year                          $  54,583  $ 58,682   $  182,663 $  157,615
                                                   =========  ========   ========== ==========


See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                       For the Years ended December 31,
                                                 -----------------------------------------------------------------
                                                  T.Rowe Price         T.Rowe Price           T.Rowe Price
                                                  Prime Reserve        Limited Term           Equity Income
                                                                       Bond
                                                 --------   --------   ---------   ---------  ---------  ---------
                                                   2007      2006        2007      2006         2007         2006
                                                 --------   --------   ---------   ---------  ---------  ---------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                     $   9,309 $   6,866 $   4,573   $   4,406  $   2,256  $   1,714

  Realized gains (losses) on investments                   -         -    (1,111)       (636)    47,576     18,491

  Unrealized appreciation (depreciation), net              -         -     2,400         670    (40,313)    30,755
                                                   --------- --------- ---------    --------  ---------  ---------
Net increase in net assets from operations             9,309     6,866     5,862       4,440      9,519     50,960
                                                   --------- --------- ---------   ---------  ---------  ---------

Contract transactions:
  Purchase payments                                   13,521    13,256    12,087      14,479     43,117     46,454

  Transfers between subaccounts, net                  84,937     3,895   (13,991)     (4,481)   (23,392)     4,219

  Withdrawals and surrenders                          (2,019)     (986)   (1,336)     (1,504)    (9,322)      (833)

  Monthly deductions                                 (18,311)  (16,322)  (12,952)    (13,343)   (27,149)   (25,525)

  Policy loans                                            (2)     (364)   (1,160)       (563)   (27,797)      (236)

  Death benefits                                           -         -    (2,941)          -    (33,853)         -
                                                   --------- --------- ---------    --------  ---------  ---------

Net increase (decrease) in net assets
  derived from contract transactions                  78,126      (521)  (20,293)     (5,412)   (78,396)    24,079
                                                   --------- --------- ---------   ---------  ---------  ---------

Total increase (decrease) in net assets               87,435     6,345   (14,431)       (972)   (68,877)    75,039

Net assets at beginning of year                      204,160   197,815   148,076     149,048    348,760    273,721
                                                   --------- --------- ---------   ---------  ---------  ---------

Net assets at end of year                          $ 291,595 $ 204,160 $ 133,645   $ 148,076  $ 279,883  $ 348,760
                                                   ========= ========= =========   =========  =========  =========



                                                       For the Years ended December 31,
                                                 --------------------------------------------- -- --------------
                                                 ------------ -- ------------ -- ------------- -- --------------
                                                   T. Rowe T. Rowe Price Price
                                                      Personal Strategy          International
                                                  Balanced                          Stock
                                                 ------------ -- ------------    ------------- -- --------------
                                                 ------------ -- ------------    ------------- -- --------------
                                                    2007            2006             2007             2006
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                     $  25,676       $  22,931        $     761        $      172

  Realized gains (losses) on investments                             111,967
                                                     277,495                           19,475             2,674

  Unrealized appreciation (depreciation), net                         87,868
                                                   (160,837)                          (7,429)            10,976
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------


Net increase in net assets from operations                           222,766
                                                     142,334                           12,807            13,822
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------

Contract transactions:
  Purchase payments                                                  112,664
                                                     117,595                            9,567             8,290

  Transfers between subaccounts, net                                   9,841
                                                    (27,097)                           34,304             2,108

  Withdrawals and surrenders                                        (40,778)
                                                   (104,801)                          (2,243)           (1,940)

  Monthly deductions                                               (110,066)
                                                   (104,376)                          (5,997)           (4,988)

  Policy loans                                                      (76,736)
                                                      35,538                          (2,200)             (433)

  Death benefits
                                                           -           (423)                -                 -
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------

Net increase (decrease) in net assets
  derived from contract transactions                               (105,498)
                                                    (83,141)                           33,431             3,037
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------

Total increase (decrease) in net assets               59,193         117,268           46,238
                                                                                                         16,859

Net assets at beginning of year                    2,221,432       2,104,164
                                                                                       93,179            76,320
                                                 ------------    ------------    -------------    --------------
                                                 ------------    ------------    -------------    --------------

Net assets at end of year                         $               $                         $       $    93,179
                                                   2,280,625       2,221,432          139,417
                                                 ============    ============    =============    ==============
                                                 ============    ============    =============    ==============


See accompanying notes to financial statements

          SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I
                               NOTES TO FINANCIAL
                     STATEMENTS December 31, 2007 and 2006

1.     Organization

       The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of variable life insurance contracts on October 13, 2003. The Account is an accounting entity wherein all segregated account transactions are reflected.

      The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

       The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.     Significant Accounting Policies

       The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       Valuation of Investments

       Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2007. The Funds value their investment securities at fair value.

       Policy Loans

       The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

       Securities Transactions and Investment Income

       Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

       Federal Income Taxes

       The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

       Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

3. Purchases and Sales of Securities

  In 2007, purchases and proceeds on sales of the Funds' shares were as follows:

                                                               Proceeds
                                                Purchases      on Sales
                                                -----------    -----------
 *  Janus Aspen Large Cap Growth Portfolio           35,518         63,708
    Janus Aspen Mid Cap Growth Portfolio            393,618        724,323
**  Janus Aspen Forty Portfolio                      19,337         20,641
    Janus Aspen Worldwide Growth Portfolio           10,070         19,711
    Janus Aspen Balanced Portfolio                   35,462         22,979
    T. Rowe Price Prime Reserve Portfolio           111,393         23,958
    T. Rowe Price Limited Term Bond Portfolio        18,366         34,086
    T. Rowe Price Equity Income Portfolio            80,354        137,178
    T. Rowe Price Personal Strategy Balanced        465,458        314,369
         Portfolio
    T. Rowe Price International Stock Portfolio      61,512         11,889
                                                -----------    -----------
       Total                                    $ 1,231,088    $ 1,372,842
                                                ===========    ===========

 In 2006, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                Proceeds
                                                Purchases       on Sales
                                                -----------    -----------
 *  Janus Aspen Large Cap Growth Portfolio      $    61,634    $    52,023
    Janus Aspen Mid Cap Growth Portfolio            373,102        686,470
**  Janus Aspen Forty Portfolio                      16,008         43,723
    Janus Aspen Worldwide Growth Portfolio           35,898         25,416
    Janus Aspen Balanced Portfolio                   24,338         34,635
    T. Rowe Price Prime Reserve Portfolio            26,509         20,164
    T. Rowe Price Limited Term Bond Portfolio        20,735         21,741
    T. Rowe Price Equity Income Portfolio            64,717         29,838
    T. Rowe Price Personal Strategy Balanced
        Portfolio                                   236,916        252,177
    T. Rowe Price International Stock Portfolio      11,765          8,248
                                                -----------    -----------
                                                $   871,622    $ 1,174,435
       Total                                    ===========    ===========

        *Formerly Janus Aspen Growth Portfolio
       **Formerly Janus Aspen Capital Appreciation Portfolio

4.     Expenses and Related Party Transactions

       A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 6).

       At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

       The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

       The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

       Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Changes in Units Outstanding

       The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                            Units      Units      Net Increase
                                                            Issued     Redeemed   Decrease)
                                                            -------    ---------  ------------
    *  Janus Aspen Large Cap Growth Portfolio                 4,623     8,358      (3,735)
       Janus Aspen Mid Cap Growth Portfolio                  11,240    21,112      (9,872)
   **  Janus Aspen Forty Portfolio                            1,871     1,945         (74)
       Janus Aspen Worldwide Growth Portfolio                 1,223     2,401      (1,178)
       Janus Aspen Balanced Portfolio                         2,461     1,680          781
       T. Rowe Price Prime Reserve Portfolio                  5,128     1,098        4,030
       T. Rowe Price Limited Term Bond Portfolio                508     1,349        (841)
       T. Rowe Price Equity Income Portfolio                  3,149     7,583      (4,434)
       T. Rowe Price Personal Strategy Balanced Portfolio     4,429     6,220      (1,791)
       T. Rowe Price International Stock Portfolio            3,896       925        2,971

       The changes in units outstanding for the year ended
       December 31, 2006 were as follows:

                                                             Units     Units      Net Increase
                                                             Issued    Redeemed   (Decrease)
                                                             ------    ---------  ------------
    *  Janus Aspen Large Cap Growth Portfolio                 9,593     7,770        1,823
       Janus Aspen Mid Cap Growth Portfolio                  13,844    24,195     (10,351)
   **  Janus Aspen Forty Portfolio                            1,942     5,309      (3,367)
       Janus Aspen Worldwide Growth Portfolio                 5,541     3,946        1,595
       Janus Aspen Balanced Portfolio                         1,839     2,900      (1,061)
       T. Rowe Price Prime Reserve Portfolio                    935       967         (32)
       T. Rowe Price Limited Term Bond Portfolio                632       859        (227)
       T. Rowe Price Equity Income Portfolio                  3,308     1,739        1,569
       T. Rowe Price Personal Strategy Balanced Portfolio     2,958     5,378      (2,420)
       T. Rowe Price International Stock Portfolio            1,088       783          305

        *Formerly Janus Aspen Growth Portfolio
       **Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

6.     Financial Highlights

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

                                                                                    Expenses  Income
                                                               Net Assets           as a % of as a % of
                                                         ------------------------   Average   Average
                                                                   Unit             Net       Net         Total
                                                         Units     Value   (000's)  Assets#   Assets      Return
                                                        -------    -----   -------  --------  ---------   ------
 *  Janus Aspen Large Cap Growth Portfolio               26,900    $7.69   $  207   1.05%     0.73%       13.89%
    Janus Aspen Mid Cap Growth Portfolio                118,973    34.87    4,149   1.05      0.21        20.77
**  Janus Aspen Forty Portfolio                          13,530    11.72      159   1.05      0.35        35.57
    Janus Aspen Worldwide Growth Portfolio                7,088     7.70       55   1.05      0.76         8.48
    Janus Aspen Balanced Portfolio                       13,889    13.15      183   1.05      2.60         9.38
    T. Rowe Price Prime Reserve Portfolio                14,743    19.78      292   1.05      4.69         3.79
    T. Rowe Price Limited Term Bond Portfolio             5,375    24.86      134   1.05      4.34         4.37
    T. Rowe Price Equity Income Portfolio                16,225    17.25      280   1.05      1.70         2.18
    T. Rowe Price Personal Strategy Balanced Portfolio   48,105    47.41    2,281   1.05      2.19         6.49
    T. Rowe Price International Stock Portfolio          11,773    11.84      139   1.05      1.69        11.86



    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

                                                                                    Expenses  Income
                                                              Net Assets           as a % of as a % of
                                                        ---------------------       Average   Average
                                                                   Unit             Net       Net         Total
                                                        Units      Value   (000's)  Assets#   Assets      Return
                                                        -------    -----   ------   --------  ---------   ------
 *  Janus Aspen Large Cap Growth Portfolio               30,635   $ 6.76   $ 207    1.05%     0.48%       10.22%
    Janus Aspen Mid Cap Growth Portfolio                128,845    28.88   3,721    1.05         -        12.44
**  Janus Aspen Forty Portfolio                          13,601     8.65     118    1.05      0.34         8.21
    Janus Aspen Worldwide Growth Portfolio                8,266     7.10      59    1.05      1.72        16.98
    Janus Aspen Balanced Portfolio                       13,108    12.02     158    1.05      2.15         9.57
    T. Rowe Price Prime Reserve Portfolio                10,713    19.06     204    1.05      4.49         3.51
    T. Rowe Price Limited Term Bond Portfolio             6,216    23.82     148    1.05      3.99         2.98
    T. Rowe Price Equity Income Portfolio                20,659    16.88     349    1.05      1.59        17.74
    T. Rowe Price Personal Strategy Balanced Portfolio   49,896    44.52   2,221    1.05      2.09        10.69
    T. Rowe Price International Stock Portfolio           8,802    10.59      93    1.05      1.24        17.87

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:
                                                                                    Expenses  Income
                                                               Net Assets           as a % of as a % of
                                                        ---------------------       Average   Average
                                                                   Unit             Net       Net         Total
                                                        Units      Value   (000's)  Assets#   Assets      Return

 *  Janus Aspen Large Cap Growth Portfolio               28,812    $ 6.13  $  177   1.05%     0.35%       3.16%
    Janus Aspen Mid Cap Growth Portfolio                139,196     25.68   3,575   1.05         -        11.14
**  Janus Aspen Forty Portfolio                          16,968      7.99     136   1.05      0.21        11.68
    Janus Aspen Worldwide Growth Portfolio                6,671      6.07      40   1.05      1.49         4.76
    Janus Aspen Balanced Portfolio                       14,168     10.97     155   1.05      2.34         6.83
    T. Rowe Price Prime Reserve Portfolio                10,745     18.41     198   1.05      2.75         1.72
    T. Rowe Price Limited Term Bond Portfolio             6,443     23.13     149   1.05      3.57         0.69
    T. Rowe Price Equity Income Portfolio                19,090     14.34     274   1.05      1.70         2.84
    T. Rowe Price Personal Strategy Balanced Portfolio   52,317     40.22   2,104   1.05      1.77         5.32
    T. Rowe Price International Stock Portfolio           8,497      8.98      76   1.05      5.60        14.82

  # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:
                                                                                    Expenses  Income
                                                               Net Assets           as a % of as a % of
                                                        ---------------------       Average   Average
                                                                   Unit             Net       Net         Total
                                                        Units      Value   (000's)  Assets#   Assets      Return
                                                        -------    -----   ------   --------  ---------   ------
  Janus Aspen Growth Portfolio                           27,770    $ 5.94  $ 165    1.05%     0.14%       3.48%
  Janus Aspen Mid Cap Growth Portfolio                  149,866     23.11  3,462    1.05         -        19.55
  Janus Aspen Capital Appreciation Portfolio             17,347      7.16    124    1.05      0.24        17.06
  Janus Aspen Worldwide Growth Portfolio                  6,161      5.79     36    1.05      1.04         3.73
  Janus Aspen Balanced Portfolio                         12,791     10.27    131    1.05      2.31         7.45
  T. Rowe Price Prime Reserve Portfolio                  11,558     18.10    209    1.05      0.88       (0.12)
  T. Rowe Price Limited Term Bond Portfolio               7,606     22.98    175    1.05      3.30         0.09
  T. Rowe Price Equity Income Portfolio                  14,638     13.94    204    1.05      1.59        13.78
  T. Rowe Price Personal Strategy Balanced Portfolio     56,988     38.19  2,176    1.05      2.04        11.68
  T. Rowe Price International Stock Portfolio             2,057      7.82     16    1.05      1.25        12.64

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                              Sentry Variable Life
                                   Account I
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:
                                                                                    Expenses  Income
                                                               Net Assets           as a % of as a % of
                                                        ---------------------       Average   Average
                                                                   Unit             Net       Net         Total
                                                        Units      Value   (000's)  Assets#   Assets      Return
                                                        -------    -----   ------   --------  ---------   ------
  Janus Aspen Growth Portfolio                           31,297    $ 5.74  $ 180    1.05%     0.10         30.56
  Janus Aspen Mid Cap Growth Portfolio                  161,763     19.33  3,126    1.05         -         33.90
  Janus Aspen Capital Appreciation Portfolio             19,470      6.11    119    1.05      0.48         19.46
  Janus Aspen Worldwide Growth Portfolio                  6,181      5.58     35    1.05      1.12         22.88
  Janus Aspen Balanced Portfolio                         12,360      9.56    118    1.05      2.20         13.03
  T. Rowe Price Prime Reserve Portfolio                  11,655     18.12    211    1.05      0.70         (0.21)
  T. Rowe Price Limited Term Bond Portfolio               8,372     22.95    192    1.05      3.78          3.39
  T. Rowe Price Equity Income Portfolio                  13,007     12.25    159    1.05      1.76         24.38
  T. Rowe Price Personal Strategy Balanced Portfolio     57,705     34.19  1,973    1.05      2.22         23.69
  T. Rowe Price International Stock Portfolio             1,518      6.94     11    1.05      1.53         29.35

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

7. Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.